Borrowings - Components (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short-term borrowing:
Bank loan	¥ 4,068,000		¥ 4,490,000
Other short-term financing arrangements	1,370,829		1,239,561
Current portion of long-term borrowings:
Current portion of long-term bank loan	792,198	$ 110,587	3,397,622
Current portion of other financing arrangements	284,341		52,157
Long-term borrowings:
Bank loan	663,570		2,965,490
Convertible notes	8,136,775		8,166,996
Other financing arrangements	312,833		308,269
Total	15,344,205		20,567,938
Convertible notes
Current portion of long-term borrowings:
Current portion of convertible notes	6,517		2,706,285
Long-term borrowings
Current portion of long-term borrowings:
Current portion of long-term bank loan	¥ 501,340		¥ 639,180